Document and Entity Information	Jan. 26, 2022
Document And Entity Information [Line Items]
Entity Address, State or Province	NY
Amendment Flag	false
Entity Central Index Key	0001853928
Document Type	8-K
Document Period End Date	Jan. 26, 2022
Entity Registrant Name	Anthemis Digital Acquisitions I Corp
Entity Incorporation State Country Code	E9
Entity File Number	001-40954
Entity Tax Identification Number	98-1585436
Entity Address, Address Line One	122 Hudson Street
Entity Address, Address Line Two	3rd Floor
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10013
City Area Code	(646)
Local Phone Number	757-1310
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Class A Ordinary Share 0.0001 Par Value And One Half Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	ADALU
Security Exchange Name	NASDAQ
Capital Unit, Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Ordinary Shares, $0.0001 par value
Trading Symbol	ADAL
Security Exchange Name	NASDAQ
Redeemable Warrants Each Whole Warrant Exercisable For One Class A Ordinary Share At An Exercise Price Of 11.50 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	ADALW
Security Exchange Name	NASDAQ